Average Annual Total Returns - The Long-Term Care ETF	Feb. 28, 2021
MSCI All Country World Index (reflects no deductions for fees, expenses or taxes, except foreign withholding taxes)
Average Annual Return:
Label	MSCI All Country World Index	[1]
1 Year	16.25%
Since Inception	12.61%
Inception Date	Jun. 08, 2016
SolactiveLongTermCareIndex [Member]
Average Annual Return:
Label	Solactive Long Term Care Index	[1]
1 Year	0.33%
Since Inception	6.89%
Inception Date	Jun. 08, 2016
The Long-Term Care ETF | After Taxes on Distributions
Average Annual Return:
Label	Return After Taxes on Distributions
1 Year	(0.52%)
Since Inception	5.55%
Inception Date	Jun. 08, 2016
The Long-Term Care ETF | After Taxes on Distributions and Sales
Average Annual Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	0.23%
Since Inception	4.66%
Inception Date	Jun. 08, 2016
The Long-Term Care ETF | ReturnBeforeTaxes [Member]
Average Annual Return:
Label	Return Before Taxes
1 Year	0.18%
Since Inception	6.48%
Inception Date	Jun. 08, 2016

[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.